Statements of Cash Flows	9 Months Ended
Sep. 30, 2022 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ 137,046,000
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Prepaid expenses	(4,028,000)
Accrued expenses	2,811,000
Net cash provided by operating activities	179,662,000
Cash Flows from Financing Activities:
Net cash provided by financing activities	(29,916,000)
Net increase/(decrease) in cash	(909,000)
Cash at beginning of period	7,319,365
Cash at end of period	6,410,000
CIK 0001816261 Executive Network Partnering Corp
Cash Flows from Operating Activities:
Net income (loss)	(9,792,186)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	2,635,765
Interest income from investments held in Trust Account	(2,276,405)
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Prepaid expenses	206,980
Accounts payable	57,351
Accounts payable - related party	160,000
Accrued expenses	7,598,748
Franchise tax payable	(106,214)
Income tax payable	407,567
Net cash provided by operating activities	(1,108,394)
Cash Flows from Financing Activities:
Proceeds from convertible note - related party	1,118,481
Net cash provided by financing activities	1,118,481
Net increase/(decrease) in cash	10,087
Cash at beginning of period	93,862
Cash at end of period	$ 103,949